Research and Development Expenses	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Research and Development Expenses	Research and Development Expenses

(in millions)	2025	2024	2023
Staff costs, maintenance costs and utilities(1)	$293	$245	$230
Depreciation of property, plant and equipment, right-of-use assets and amortization of intangible assets	108	118	119
Other(2)	117	133	79
Total	$518	$496	$428
(1)Staff costs, maintenance costs and utilities costs include share-based compensation of $42 million, $31 million and $25 million for the years ended December 31, 2025, 2024 and 2023, respectively.
(2)Other primarily includes material costs and net (income) expenses related to research funding agreements and wafer, labor and software license costs allocated (to) and from cost of revenue.